Harbor International & Global Funds

Supplement to Prospectus dated March 1, 2018
Harbor Diversified International All Cap Fund
Principal Investment Strategy
The following replaces the information in the “Principal Investment Strategy” section on page 6 regarding the number of companies the Fund invests in:
This results in a portfolio that generally maintains investment in between 450 and 550 companies.
Portfolio Management
The following replaces the corresponding information in the “Portfolio Management” section on page 7 of the Prospectus:
Portfolio Managers
Neil M. Ostrer
Marathon Asset Management LLP
Mr. Ostrer is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since its inception in 2015.
William J. Arah
Marathon Asset Management LLP
Mr. Arah is a Portfolio Manager and co-founder of Marathon-London and has co-managed the Fund since its inception in 2015.
William MacLeod
Marathon Asset Management LLP
Mr. MacLeod is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Charles Carter
Marathon Asset Management LLP
Mr. Carter is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Nick Longhurst
Marathon Asset Management LLP
Mr. Longhurst is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Michael Godfrey, CFA
Marathon Asset Management LLP
Mr. Godfrey is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
David Cull, CFA
Marathon Asset Management LLP
Mr. Cull is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Robert Anstey, CFA
Marathon Asset Management LLP
Mr. Anstey is a Portfolio Manager of Marathon-London and has co-managed the Fund since its inception in 2015.
Simon Somerville
Marathon Asset Management LLP
Mr. Somerville is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2016.
Michael Nickson, CFA
Marathon Asset Management LLP
Mr. Nickson is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.
Simon Todd, CFA
Marathon Asset Management LLP
Mr. Todd is a Portfolio Manager of Marathon-London and has co-managed the Fund since 2018.

Harbor International & Global Funds
Supplement to Prospectus dated March 1, 2018 — Continued

The following replaces the corresponding information on page 29 of the Prospectus:
Harbor Diversified International All Cap Fund
Marathon Asset Management LLP (“Marathon-London”), located at Orion House, 5 Upper St. Martin’s Lane, London, WC2H 9EA, England, serves as Subadviser to Harbor Diversified International All Cap Fund. The portfolio managers are jointly and primarily responsible for the day-to-day investment decision making for the Fund.
Marathon Asset Management LLP employs a team approach. Messrs. Arah and Somerville invest in Japan, Messrs. Ostrer, Carter, Longhurst, and MacLeod invest in Europe, Messrs. Godfrey and Cull invest in Asia Pacific ex-Japan and emerging markets, Mr. Anstey invests in North America, and Messrs. Nickson and Todd invest in Global Equities. Each manages their piece autonomously; however, Mr. Ostrer and Mr. Arah are jointly responsible for determining the regional allocation.
PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Neil M. Ostrer	2015	Mr.Ostrer co-founded Marathon-London in 1986. Prior to that he worked at Carnegie International as a Director of International Sales. Mr. Ostrer began his investment career at G.T. Management, where he began managing the G.T. European Unit Trust before he was appointed Director, G.T. Management UK. Mr. Ostrer began his investment career in 1981.
William J. Arah	2015	Mr. Arah co-founded Marathon-London in 1986 and has managed assets at Marathon-London since 1987. Previously, he was employed at Rowe and Pitman and at Goldman Sachs based in Tokyo. Mr. Arah began his investment career in 1982.
William MacLeod	2018	Mr. MacLeod joined Marathon-London in 2013 and is a European Portfolio Manager. Previously, he was employed by Odev Asset Management researching European medical companies. Prior to that he worked at Samena Capital & Reyl Asset as well as Goldman Sachs International. Mr. MacLeod began his investment career in 2010.
Charles Carter	2015	Mr. Carter joined Marathon-London in 1998 and is a Portfolio Manager focusing on investments in Europe. Mr. Carter began his investment career 1989.
Nick Longhurst	2015	Mr. Longhurst joined Marathon-London in 2003 and is a Portfolio Manager focusing on investments in Europe. Mr. Longhurst began his investment career in 1994.
Michael Godfrey, CFA	2015	Mr. Godfrey joined Marathon-London in 2012 and covers the Asia Pacific ex-Japan and Emerging Markets for the Global, International, and Pacific Basin strategies. Prior to joining Marathon-London Mr. Godfrey was Co-Manager of M&G Investments. Prior to joining M&G Investments, he worked for Shell Pensions Management Services as an Assistant Portfolio Manager and then Portfolio Manager. Prior to this, he worked for Westpac Investment Management as a Portfolio Manager. Mr. Godfrey began his investment career in 1998.
David Cull, CFA	2015	Mr. Cull joined Marathon-London in 2012 and is a Portfolio Manager covering Asia Pacific ex Japan and Emerging Markets. Prior to joining Marathon-London, he worked at M&G Investments where he was a Global Equity Analyst. Mr. Cull began his investment career in 2006.

Harbor International & Global Funds
Supplement to Prospectus dated March 1, 2018 — Continued

PORTFOLIO MANAGERS	SINCE	PROFESSIONAL EXPERIENCE
Robert Anstey, CFA	2015	Mr. Anstey joined Marathon-London in 2014 and is a North American Equity Portfolio Manager. Previously, he was Head of U.S. Equities at Hermes Fund Managers Ltd. Prior to that he worked at Bear Stearns as the U.S. Equity Sales Director as well as on the U.S. Equity Sales team at private bank Brown Brothers Harriman. Mr. Anstey began his investment career in 1994.
Simon Somerville	2016	Mr. Somerville joined Marathon-London in 2016 and is a Japan Equity Portfolio Manager. Previously, he worked for Jupiter Asset Management as Strategy Head, Head of Pan Asian Equities and Co-Head of Asian Equities. Prior to that he worked for Cazenove Fund Management as Head of Global and Japan Equities. Mr. Somerville began his investment career in 1990.
Michael Nickson, CFA	2018	Mr. Nickson joined Marathon-London in 2012 and is a Global Equities Portfolio Manager. Prior to joining Marathon-London, he worked for Majedie Asset Management and Odev Asset Management as a Global Equities Portfolio Manager. Mr. Nickson began his investment career in 2003.
Simon Todd, CFA	2018	Mr. Todd joined Marathon-London in 2012 and is a Global Equities Portfolio Manager. Previously, he worked for Majedie Asset Management and Odev Asset Management as a Global Equities Portfolio Manager. Mr. Todd began his investment career in 1997.
May 1, 2018
Investors Should Retain This Supplement For Future Reference
S0301.P.IG
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